Business Combination: Acquisition of Tupperware’s Latin American Operations - Schedule of Provisional Acquisition-Accounting Component (Details) $ in Thousands	Jun. 30, 2026 MXN ($)
Schedule of Distinguishes the Acquired Operations Actual Contribution [Abstract]
Cash and cash equivalents	$ 284,755
Trade accounts receivable, net	305,346
Inventories	579,121
Prepaid expenses	122,205
Income tax recoverable	86,826
Other current assets	28,643
Property, plant and equipment, net	626,311
Right of use assets, net	63,362
Deferred income tax	203,533
Intangible assets, net	2,865,146
Other non- current assets	45,720
Trade and other payables	(637,718)
Labor obligations	(10,311)
Statutory employee benefits	(181,011)
Long term lease liability	(44,301)
Provisional net assets included in acquisition accounting	$ 4,337,625